UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2008

Date of reporting period: DECEMBER 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (64.77%)
Bank Debt (57.13%) (1)
Alumina and Aluminum Production and Processing (3.17%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 12.5%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $19,024,029)	$19,024,029	$17,311,866	3.17%

Basic Chemical Manufacturing (0.10%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, LIBOR+ 7.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $1,157,270)	$1,186,944	553,412	0.10%

Communications Equipment Manufacturing (12.94%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 3/28/12
(Acquired 9/28/06, Amortized Cost $19,287,834)	$19,287,834	20,339,021	3.72%
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 10/6/12
(Acquired 10/5/07, Amortized Cost $10,281,899)	$10,385,757	10,531,157	1.92%
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $2,700,297) - (Ireland) (2)	$2,755,405	2,714,074	0.50%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $11,839,763) (2)	$12,081,390	11,900,169	2.18%
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $10,240,323) (2)	$11,661,721	11,078,635	2.03%
Mitel Networks Corporation, 1st LienTerm Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $13,930,827)	$14,820,029	14,182,768	2.59%
Total Communications Equipment Manufacturing		70,745,824

Computer and Peripheral Equipment Manufacturing (1.24%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $7,450,622)	$8,278,468	6,788,344	1.24%

Data Processing, Hosting and Related Services (6.77%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $6,606,218)	$6,741,039	6,639,923	1.21%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $16,115,893)	$16,361,312	16,299,957	2.98%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $4,128,860)	$4,128,860	4,072,431	0.75%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $10,211,271)	$10,270,551	9,993,246	1.83%
Total Data Processing, Hosting and Related Services		37,005,557

Electric Power Generation, Transmission and Distribution (0.06%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $1,227,816) (4)	$13,943,926	328,891	0.06%

Motor Vehicle Parts Manufacturing (1.11%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan,
LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $3,857,567) (2)	$3,857,567	3,968,472	0.72%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $2,077,151) (2)	$2,077,151	2,116,098	0.39%
Total Motor Vehicle Parts Manufacturing		6,084,570

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Offices of Real Estate Agents and Brokers (1.55%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07 and 7/13/07, Amortized Cost $(520,000))	$10,000,000	$(1,118,750)	(0.21)%
Realogy Corporation, Delayed Draw Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 10/9/07, Amortized Cost $5,655,825)	$5,985,000	5,253,501	0.96%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, and 8/16/07, Amortized Cost $4,715,056)	$4,975,000	4,366,946	0.80%
Total Offices of Real Estate Agents and Brokers		8,501,697

Plastics Product Manufacturing (0.72%)
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10
(Acquired 12/27/07, Amortized Cost $4,088,227) (2)	$4,088,227	3,955,359	0.72%

Satellite Telecommunications (6.34%)
ProtoStar Limited, Senior Secured Notes, LIBOR + 9.5%, due 7/12/08
(Acquired 7/12/07, Amortized Cost $3,111,569)	$3,111,569	3,111,569	0.57%
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $15,387,390)	$15,406,302	15,035,781	2.75%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $16,338,475)	$16,895,071	16,536,050	3.02%
Total Satellite Telecommunications		34,683,400

Scheduled Air Transportation (3.39%)
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N645NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $5,218,428)	$5,255,548	5,289,709	0.97%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N646NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $5,218,428)	$5,255,548	5,289,709	0.97%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N632NW, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $5,676,923)	$5,712,442	5,772,423	1.05%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N631NW, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $2,161,799)	$2,175,325	2,194,359	0.40%
Total Scheduled Air Transportation		18,546,200

Semiconductor and Other Electronic Component Manufacturing (3.14%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 4.75%, due 12/18/12
(Acquired 7/12/07 and 11/19/07, Amortized Cost $3,095,254)	$3,240,311	3,078,296	0.56%
Isola USA Corporation, 2nd Lien Term Loan, LIBOR + 7.75%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $14,661,398)	$15,133,531	14,074,184	2.58%
Total Semiconductor and Other Electronic Component Manufacturing		17,152,480

Wired Telecommunications Carriers (16.60%)
Casema Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK,
due 9/12/16 (Acquired 10/3/06, Amortized Cost $19,512,002) - (Netherlands) (3)	€15,262,375	22,278,939	4.07%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $6,192,023)	$6,192,023	6,130,103	1.12%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/18/14
(Acquired 7/31/06, Amortized Cost $12,595,236)	$13,120,038	13,382,439	2.45%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $15,573,398)	$15,573,398	16,118,467	2.95%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Wired Telecommunications Carriers (continued)
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $8,070,988)	$8,299,216	$8,419,555	1.54%
Interstate Fibernet, Inc., 2nd Lien Term Loan,
LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $8,892,017)	$8,892,017	9,020,951	1.65%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $1,529,010) - (Netherlands) (3)	€1,113,961	1,567,165	0.29%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $12,893,805) - (Netherlands) (3)	€9,369,841	13,841,481	2.53%
Total Wired Telecommunications Carriers		90,759,100

Total Bank Debt (Cost $310,204,891)		312,416,700

Other Corporate Debt Securities (7.64%)
Electric Power Generation, Transmission and Distribution (0.02%)
Calpine Generating Company, Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11 (4)	$371,000	85,004	0.02%

Offices of Real Estate Agents and Brokers (0.41%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$3,556,000	2,251,268	0.41%

Other Amusement and Recreation Industries (2.19%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $13,303,026) (5)	$12,989,333	11,950,186	2.19%

Plastics Product Manufacturing (1.37%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$8,025,000	6,640,688	1.21%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $6,811,237) (4), (5)	$6,973,000	890,173	0.16%
Total Plastics Product Manufacturing		7,530,861

Printing and Related Support Activities (2.19%)
Phoenix Color Corporation, Senior Subordinated Notes, 13%, due 2/1/09	$11,973,000	11,973,000	2.19%

Miscellaneous Securities (1.46%) (6)	$15,321,000	7,986,225	1.46%

Total Other Corporate Debt Securities (Cost $55,375,367)		41,776,544

Total Debt Securities (Cost $365,580,258)		354,193,244

Equity Securities (27.49%)
Activities Related to Credit Intermediation (5.90%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $22,255,193) (2), (4), (5)	22,255,193	25,689,169	4.70%
Online Resources Corporation, Common Stock (2), (4)	549,555	6,550,696	1.20%
Total Activities Related to Credit Intermediation		32,239,865

Basic Chemical Manufacturing (0.24%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06 Cost $2,373,887) (4), (5)	2,373,887	1,296,142	0.24%

Communications Equipment Manufacturing (3.58%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $2,967,357) (4), (5)	3,037,033	5,466,659	1.00%
Enterasys Networks, Inc., Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/9/06, Cost $10,385,328) (2), (4), (5), (7)	10,385.327	12,644,136	2.31%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity Securities (continued)
Communications Equipment Manufacturing (continued)
Enterasys Networks, Inc., Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $1,188,164) (2), (4), (5), (7)	1,843.827	$1,456,623	0.27%
Total Communications Equipment Manufacturing		19,567,418

Depository Credit Intermediation (0.91%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $4,151,971) (4), (5)	4,151,971	4,964,422	0.91%

Electric Power Generation, Transmission and Distribution (1.41%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $929,565) (4), (5)	5,310	5,144,328	0.94%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $336,895) (4), (5)	1,831	823,950	0.15%
Mirant Corporation, Common Stock (4)	44,950	1,752,151	0.32%
Total Electric Power Generation, Transmission and Distribution		7,720,429

Glass and Glass Products Manufacturing (2.44%)
Owens Corning, Inc., Common Stock (4)	659,399	13,333,048	2.44%

Motor Vehicle Parts Manufacturing (5.47%)
EaglePicher Holdings Inc., Common Stock
(Acquired 3/9/05, Cost $16,009,993) (2), (4), (5), (7), (8)	854,400	29,918,952	5.47%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holdings, Inc., Common Stock
(Acquired 4/03/06, Cost $131,038) (4), (5), (9)	58,239	6,989	0.00%

Plastics Product Manufacturing (5.53%)
Pliant Corporation, Common Stock
(Acquired 07/19/06, Cost $91) (4), (5)	217	217	0.00%
Pliant Corporation, 13% PIK Preferred Stock	2,870	1,297,163	0.24%
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $7,163,929) (4), (5)	7,874,163	-	0.00%
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $60,966) (4), (5)	30	-	0.00%
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $628,814) (4), (5)	305	-	0.00%
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (4), (5)	1	-	0.00%
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (4), (5)	1	-	0.00%
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $31,020,365) (2), (4), (5), (7)	31,020,365	28,902,910	5.29%
Total Plastics Product Manufacturing		30,200,290

Satellite Telecommunications (0.07%)
WildBlue Communications, Inc., Non-Voting Warrants
(Acquired 10/23/06, Cost $508,737) (4), (5)	1,189,528	404,440	0.07%

Semiconductor and Other Electronic Component Manufacturing (0.40%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $1,630,062) (4), (5)	969,092	2,170,766	0.40%

Wired Telecommunications Carriers (0.47%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $2,439,543) - (Cayman Islands) (3), (4), (5)	1,779,000	2,595,561	0.47%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Miscellaneous Securities (1.07%) (6)	396,914	$5,874,327	1.07%

Total Equity Securities (Cost $139,425,207)		150,292,649

Total Investments in Securities (Cost $505,005,465)		504,485,893

Cash and Cash Equivalents (7.74%)
Citigroup Funding, Commercial Paper, 5.05%, due 1/4/08	$6,700,000	6,697,181	1.22%
Citigroup Funding, Commercial Paper, 4.7%, due 1/18/08	$7,500,000	7,483,354	1.37%
IXIS (Versailles), Commercial Paper, 6.15%, due 1/17/08	$15,000,000	14,957,584	2.74%
Kitty Hawk, Commercial Paper, 4.8%, due 1/17/08	$2,000,000	1,995,733	0.36%
Ranger, Commercial Paper, 5.065%, due 1/15/08	$5,000,000	4,990,151	0.91%
Cash Held on Account at Wells Fargo - Euro (Cost $1,159,272)	€804,655	1,173,992	0.21%
Cash Held on Account at Various Institutions	$6,213,771	5,039,779	0.92%
Total Cash and Cash Equivalents (10)		42,337,774

Total Cash and Investments in Securities		$546,823,667	100.00%

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended December 31, 2007 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Net Change in Unrealized Appreciation / (Depreciation)	Value, End of Period	Interest and Dividends Earned

EaglePicher Holdings Inc. Common Stock	$28,295,592	$-	$-	$1,623,360	$29,918,952	$-
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	-	3,857,567	-	110,905	3,968,472	1,001
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	-	2,077,151	-	38,947	2,116,098	712
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11	2,734,739	-	-	(20,665)	2,714,074	102,074
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11	11,990,780	-	-	(90,611)	11,900,169	439,838
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11	11,513,034	-	-	(434,399)	11,078,635	429,507
Enterasys Networks, Inc., Series A Convertible Preferred Stock	11,501,750	-	-	1,142,386	12,644,136	-
Enterasys Networks, Inc., Series B Convertible Preferred Stock	1,327,555	-	-	129,068	1,456,623	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	26,227,745	-	-	(538,576)	25,689,169	-
Online Resources Corporation, Common Stock	-	5,021,920	-	1,528,776	6,550,696	-
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10	-	4,088,227	-	(132,868)	3,955,359	4,542
WinCup, Inc. Common Stock	35,051,297	-	-	(6,148,387)	28,902,910	-
WinCup, Inc. Subordinated Promissory Note,
10% PIK, due 5/29/10	2,137,689	-	2,203,335	65,646	-	53,247

(3)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)	Non-income producing security

(5)	Restricted security.

(6)	Miscellaneous Securities is comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(7)	Investment is not a controlling position.

(8)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(9)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(10)	Cash and cash equivalents include $10,869,178 segregated for certain unfunded commitments.

Aggregate purchases and aggregate sales of securities, other than Government securities, totaled $100,577,552 and $55,233,886 respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $505,005,465. Net unrealized depreciation aggregated $5,139,283, of which $40,541,142 related to appreciated investment securities and $45,680,425 related to depreciated investment securities.

The total value of restricted securities as of December 31, 2007 was $446,742,323 or 81.70% of total cash and investments of the Company.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)  Not applicable.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Hugh Steven Wilson
___________________________
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
___________________________
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: February 29, 2008

By: /s/ Peyman S. Ardestani
___________________________
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: February 29, 2008